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					UNITED STATES
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			SECURITIES AND EXCHANGE COMMISSION
hours per response.........................24.60
					Washington, D.C. 20549






SEC USE ONLY
					    FORM 13F




















INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANGERS PURSUANT
TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended
 June 30,
20
08
..
















(Please read instructions before preparing form.)

  If amended report check here:


David Vaughan Investments, Inc
Name of Institutional Investment Manager (
5823 N. Forest Park Drive
Peoria
IL
61614
                    1?????????????
Business Address(Street)	(City)      (State)	   (Zip)	                  2
Lawrence Williams IV, 309-685-0033, President
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


ATTENTION

Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete.
It is understood that all required items, statements and schedules are considered
integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused
This  report  to  be  signed  on its  behalf  in the City of
Peoria
and State of
Illinois
 on   the
15th
day of
 August
,20
08
..











David Vaughan Investments, Inc.

(Name of Institutional Investment Manager)

Lawrence Williams IV

(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment
Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).
13F File Numbers will be assigned to Institutional Investment
Managers after they file their first report.

Name:
13F File No.:
(
Name:
13F File No.: (
1.
?????

?????
3
6.
?????

?????
  3
2.
?????

?????

7.
?????

?????

3.
?????

?????

8.
?????

?????

4.
?????

?????

9.
?????

?????

5.
?????

?????

10
?????

?????












(SEC USE ONLY)




Name of Reporting Manager   David Vaughan Investments, Inc.

         |











         |






Item 6:








Item 5:
Investment Discretion

Item 8:


Item 3:
Item 4:
Shares of

(b) Shared-

Item 7:
Voting Authority (Shares)
Item 1:
Item 2:
CUSIP
Fair Market
Principal

As Defined
(c) Shared-
Managers



Name of Issuer
Title of Class
Number
Value
Amount
(a) Sole
in Instr. V
Other
See Instr. V
(a) Sole
(b) Shared
(c) None












3M COMPANY
Common Stk
88579Y101
1,717,240
24,677
24,677



24,677

                   -
ABBOTT LABORATORIES
Common Stk
002824100
2,719,056
51,332
51,332



50,732

              600
AGL RESOURCES INC
Common Stk
001204106
10,254,941
296,557
296,557



292,857

           3,700
ALCOA INC
Common Stk
013817101
10,140,337
284,681
284,681



280,481

           4,200
ALLSTATE CORP
Common Stk
020002101
5,603,193
122,904
122,904



120,578

           2,326
AMEREN CORPORATION
Common Stk
023608102
9,027,718
213,775
213,775



210,860

           2,915
AMERICAN ELECTRIC POWER
Common Stk
025537101
9,698,005
241,064
241,064



239,064

           2,000
AMGEN INC
Common Stk
031162100
5,728,849
121,477
121,477



120,077

           1,400
ANADARKO PETROLEUM CORP
Common Stk
032511107
213,444
2,852
2,852



2,852

                   -
ANHEUSER BUSCH COS INC
Common Stk
035229103
12,824,922
206,454
206,454



203,754

           2,700
ANTS SOFTWARE INC
Common Stk
037271103
58,666
66,666
66,666



66,666

                   -
ARCHER DANIELS MIDLAND
Common Stk
039483102
237,971
7,051
7,051



7,051

                   -
AT&T INC
Common Stk
00206R102
18,519,426
549,701
549,701



540,683

           9,018
AVON PRODS INC
Common Stk
054303102
423,235
11,750
11,750



11,150

              600
BAKER HUGHES INC
Common Stk
057224107
14,658,971
167,838
167,838



165,238

           2,600
BANK OF AMERICA CORP
Common Stk
060505104
8,815,430
369,310
369,310



364,860

           4,450
BANK OF NEW YORK MELLON CORP
Common Stk
064058100
11,252,950
297,461
297,461



294,602

           2,859
BARD C R INC
Common Stk
067383109
1,414,236
16,080
16,080



16,080

                   -
BAXTER INTERNATIONAL INC
Common Stk
071813109
16,952,988
265,139
265,139



260,439

           4,700
BEMIS COMPANY
Common Stk
081437105
274,286
12,234
12,234



12,234

                   -
BERKSHIRE HATHAWAY CL A
Common Stk
084990175
241,500
200
200



200

                   -
BERKSHIRE HATHAWAY CL B
Common Stk
084670207
248,744
62
62



62

                   -
BLACK & DECKER CORP
Common Stk
091797100
6,770,077
117,720
117,720



116,420

           1,300
BOEING CO
Common Stk
097023105
2,981,836
45,372
45,372



44,472

              900
BP PLC-SPONS ADR
Common Stk
055622104
8,891,881
127,812
127,812



125,874

           1,938
BRISTOL MYERS SQUIBB CO
Common Stk
110122108
288,262
14,041
14,041



14,041

                   -
CATERPILLAR INC
Common Stk
149123101
5,211,520
70,598
70,598



70,198

              400
CH ROBINSON WORLDWIDE INC
Common Stk
12541W209
475,134
8,664
8,664



8,664

                   -
CHEVRON CORPORATION
Common Stk
166764100
15,369,016
155,039
155,039



154,039

           1,000
CISCO SYSTEMS INC
Common Stk
17275R102
13,577,234
583,716
583,716



575,916

           7,800
CITIGROUP INC
Common Stk
172967101
5,292,014
315,753
315,753



311,148

           4,605
CLOROX COMPANY
Common Stk
189054109
307,980
5,900
5,900



5,600

              300
COCA COLA CO
Common Stk
191216100
9,497,734
182,719
182,719



180,419

           2,300
COMMERCE BANCSHARES INC
Common Stk
200525103
785,030
19,794
19,794



19,794

                   -
CONOCOPHILLIPS
Common Stk
20825C104
19,949,704
211,354
211,354



208,576

           2,778
CONSOLIDATED EDISON INC
Common Stk
209115104
7,597,422
194,357
194,357



191,957

           2,400
CVS CAREMARK CORP
Common Stk
126650100
13,164,306
332,684
332,684



328,184

           4,500
DARDEN RESTAURANTS INC
Common Stk
237194105
215,595
6,750
6,750



6,750

                   -
DEERE & CO
Common Stk
244199105
19,393,593
268,870
268,870



264,770

           4,100
DOMINION RESOURCES INC
Common Stk
25746U109
13,930,717
293,340
293,340



289,140

           4,200
DOW CHEMICAL
Common Stk
260543103
7,598,811
217,669
217,669



214,069

           3,600
DPL INC
Common Stk
233293109
7,448,778
282,365
282,365



280,865

           1,500
DTE ENERGY COMPANY
Common Stk
233331107
7,706,807
181,593
181,593



180,193

           1,400
DU PONT E I DE NEMOURS
Common Stk
263534109
368,640
8,595
8,595



8,595

                   -
DUKE ENERGY HOLDING CORP
Common Stk
26441C105
9,153,910
526,692
526,692



518,124

           8,568
EDISON INTERNATIONAL
Common Stk
281020107
280,072
5,451
5,451



5,451

                   -
ELI LILLY & CO
Common Stk
532457108
278,899
6,042
6,042



5,642

              400
EMERSON ELECTRIC CO
Common Stk
291011104
10,125,778
204,768
204,768



202,418

           2,350
EMPIRE DISTRICT ELECTRIC CO
Common Stk
291641108
185,400
10,000
10,000



9,700

              300
ENERGY EAST CORPORATION
Common Stk
29266M109
4,019,521
162,602
162,602



156,843

           5,759
ENTERGY CORP
Common Stk
29364G103
4,937,873
40,985
40,985



40,285

              700
EXELON CORPORATION
Common Stk
30161N101
22,931,254
254,905
254,905



251,605

           3,300
EXXON MOBIL CORPORATION
Common Stk
30231G102
25,080,034
284,580
284,580



276,546

           8,034
FORD MOTOR COMPANY
Common Stk
345370860
168,092
34,946
34,946



34,946

                   -
GENERAL ELECTRIC CO
Common Stk
369604103
15,056,514
564,126
564,126



557,700

           6,426
GENERAL MILLS INC
Common Stk
370334104
10,747,175
176,850
176,850



175,050

           1,800
GENUINE PARTS CO
Common Stk
372460105
8,939,507
225,290
225,290



222,790

           2,500
GENWORTH FINANCIAL INC
Common Stk
37247D106
4,583,404
257,350
257,350



252,750

           4,600
GOLDMAN SACHS GROUP INC
Common Stk
38141G104
13,088,117
74,832
74,832



73,632

           1,200
GREAT PLAINS ENERGY INC
Common Stk
391164100
2,839,121
112,307
112,307



111,007

           1,300
HAWAIIAN ELEC INDS
Common Stk
419870100
238,249
9,634
9,634



9,034

              600
HEWLETT PACKARD CO
Common Stk
428236103
17,007,941
384,708
384,708



379,323

           5,385
HOME DEPOT INC
Common Stk
437076102
6,703,015
286,209
286,209



282,809

           3,400
HONEYWELL INTERNATL INC
Common Stk
438516106
11,438,247
227,491
227,491



223,291

           4,200
INTEGRYS ENERGY GROUP INC
Common Stk
45822P105
10,720,708
210,913
210,913



208,013

           2,900
INTEL CORPORATION
Common Stk
458140100
11,341,320
527,994
527,994



521,594

           6,400
INTERNATIONAL PAPER CO
Common Stk
460146103
278,598
11,957
11,957



11,957

                   -
INTL BUSINESS MACHINES CORP
Common Stk
459200101
17,378,987
146,621
146,621



144,121

           2,500
JOHNSON & JOHNSON
Common Stk
478160104
17,869,663
277,738
277,738



274,338

           3,400
JOHNSON CONTROLS INC
Common Stk
478366107
6,793,239
236,863
236,863



232,663

           4,200
JP MORGAN CHASE & CO
Common Stk
46625H100
13,572,521
395,585
395,585



389,983

           5,602
KIMBERLY CLARK CORP
Common Stk
494368103
8,851,027
148,060
148,060



146,060

           2,000
LEHMAN BROTHERS HOLDINGS
Common Stk
524908100
262,681
13,260
13,260



13,260

                   -
LOCKHEED MARTIN CORP
Common Stk
539830109
483,434
4,900
4,900



4,900

                   -
MANULIFE FINANCIAL CORP
Common Stk
56501R106
201,804
5,814
5,814



5,814

                   -
MARATHON OIL CORPORATION
Common Stk
565849106
745,891
14,380
14,380



13,380

           1,000
MASCO CORP
Common Stk
574599106
3,870,099
246,033
246,033



243,533

           2,500
MATTEL INC
Common Stk
577081102
9,039,360
528,000
528,000



521,100

           6,900
MCCORMICK & CO INC
Common Stk
579780206
10,060,114
282,112
282,112



276,012

           6,100
MCDONALDS CORPORATION
Common Stk
580135101
289,083
5,142
5,142



5,142

                   -
MCGRAW HILL COMPANIES INC
Common Stk
580645109
9,109,246
227,050
227,050



224,900

           2,150
MEDTRONIC INC
Common Stk
585055106
214,504
4,145
4,145



4,145

                   -
MERRILL LYNCH & CO INC
Common Stk
590188108
5,481,074
172,850
172,850



171,200

           1,650
MICROSOFT CORP
Common Stk
594918104
12,126,235
440,794
440,794



435,694

           5,100
MONSANTO CO
Common Stk
61166W101
6,696,506
52,962
52,962



51,762

           1,200
MORGAN STANLEY
Common Stk
617446448
710,218
19,690
19,690



18,890

              800
NATIONAL CITY CORP
Common Stk
635405103
205,693
43,122
43,122



43,122

                   -
NATIONAL FUEL GAS CO
Common Stk
636180101
14,619,411
245,787
245,787



242,087

           3,700
NEW JERSEY RESOURCES CORP
Common Stk
646025106
10,413,522
318,944
318,944



313,994

           4,950
NORFOLK SOUTHERN CORP
Common Stk
655844108
13,675,095
218,208
218,208



214,808

           3,400
NORTHEAST UTILITIES
Common Stk
664397106
584,101
22,879
22,879



21,679

           1,200
OCCIDENTAL PETROLEUM CORP
Common Stk
674599105
358,721
3,992
3,992



3,992

                   -
ORACLE CORP
Common Stk
68389X105
400,827
19,087
19,087



19,087

                   -
PACCAR INC
Common Stk
693718108
221,155
5,287
5,287



5,287

                   -
PEPSICO INC
Common Stk
713448108
11,711,278
184,169
184,169



182,769

           1,400
PFIZER INC
Common Stk
717081103
9,109,674
521,447
521,447



517,375

           4,072
PIEDMONT NATURAL GAS CO
Common Stk
720186105
8,314,433
317,830
317,830



312,930

           4,900
PPL CORPORATION
Common Stk
69351T106
3,240,113
61,988
61,988



61,588

              400
PROCTER & GAMBLE CO
Common Stk
742718109
15,052,491
247,533
247,533



245,533

           2,000
PUGET ENERGY INC
Common Stk
745310102
3,742,440
156,000
156,000



153,700

           2,300
QUESTAR CORP
Common Stk
748356102
8,297,401
116,799
116,799



114,699

           2,100
RLI CORP
Common Stk
749607107
6,834,774
138,160
138,160



124,018

         14,142
ROYAL DUTCH SHELL PLC A
Common Stk
780259206
539,286
6,600
6,600



6,600

                   -
SCANA CORP
Common Stk
80589M102
9,808,441
265,093
265,093



262,193

           2,900
SCHERING PLOUGH CORP
Common Stk
806605101
10,158,915
515,943
515,943



509,643

           6,300
SEMPRA ENERGY
Common Stk
816851109
11,230,897
198,953
198,953



195,753

           3,200
SOUTH JERSEY INDUSTRIES
Common Stk
838518108
6,141,984
164,400
164,400



164,300

              100
SOUTHERN CO
Common Stk
842587107
11,266,065
322,625
322,625



316,925

           5,700
SPECTRA ENERGY CORP
Common Stk
847560109
9,161,479
318,771
318,771



314,287

           4,484
STEAK AND SHAKE COMPANY
Common Stk
857873103
82,537
13,039
13,039



13,039

                   -
TARGET CORP
Common Stk
87612E106
9,849,650
211,866
211,866



209,216

           2,650
TEXAS INSTRUMENTS INC
Common Stk
882508104
8,472,274
300,862
300,862



296,362

           4,500
TEXTRON INC
Common Stk
883203101
12,526,218
261,344
261,344



257,244

           4,100
THE HERSHEY COMPANY
Common Stk
427866108
4,230,849
129,068
129,068



127,868

           1,200
THE WALT DISNEY CO
Common Stk
254687106
10,782,545
345,594
345,594



341,794

           3,800
TIDEWATER INC
Common Stk
886423102
8,351,283
128,422
128,422



126,822

           1,600
TIME WARNER INC
Common Stk
887317105
6,031,666
407,545
407,545



400,945

           6,600
TRAVELERS COMPANIES INC
Common Stk
89417e109
3,628,934
83,616
83,616



82,280

           1,336
UNITED TECHNOLOGIES CORP
Common Stk
913017109
9,090,003
147,326
147,326



145,176

           2,150
UNITEDHEALTH GROUP
Common Stk
91324P102
5,833,800
222,240
222,240



220,540

           1,700
US BANCORP
Common Stk
902973304
10,317,539
369,937
369,937



365,737

           4,200
VECTREN CORPORATION
Common Stk
92240G101
11,834,957
379,204
379,204



374,072

           5,132
VERIZON COMMUNICATIONS
Common Stk
92343V104
11,384,360
321,592
321,592



317,240

           4,352
WACHOVIA CORPORATION
Common Stk
929903102
194,032
12,494
12,494



12,494

                   -
WAL MART STORES INC
Common Stk
931142103
11,665,884
207,578
207,578



203,672

           3,906
WELLS FARGO & COMPANY
Common Stk
949746101
10,421,025
438,780
438,780



431,380

           7,400
WESTERN UNION CO
Common Stk
959802109
246,162
9,958
9,958



9,958

                   -
WEYERHAEUSER CO
Common Stk
962166104
8,317,410
162,640
162,640



160,240

           2,400
WILLIAMS COS INC
Common Stk
969457100
644,960
16,000
16,000



16,000

                   -
WINDSTREAM CORP
Common Stk
97381W104
808,270
65,500
65,500



64,468

           1,032
WORTHINGTON INDUSTRIES INC
Common Stk
981811102
2,249,875
109,750
109,750



107,050

           2,700
WYETH
Common Stk
983024100
13,871,279
289,226
289,226



284,726

           4,500












COLUMN TOTALS


 $    947,670,339
23,843,797




       23,506,978













SEC 1685 (5/91)

? ProFormWare, Inc.  (561) 447-6684			SEC 1685 (5/91)